Average Annual Total Returns{- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-17 - Fidelity Managed Retirement 2025 Fund	Fidelity Advisor Managed Retirement 2025 Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2025 Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2025 Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement 2025 Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement 2025 Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement 2025 Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement 2025 Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement 2025 Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement 2025 Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement 2025 Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2025 Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2025 Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNL Past 1 year	IXZNL Past 5 years	IXZNL Past 10 years
Total	1.53%	7.69%	8.21%	none	5.46%	6.63%	1.35%	5.47%	6.19%	8.01%	9.25%	9.13%	(1.54%)	3.57%	2.90%	8.14%	9.45%	9.18%